Supplementary Financial Statements Information (Property, Plant and Equipment, Net) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 33,604	$ 31,913
Less accumulated depreciation	14,804	13,387
Fixed assets, net	18,800	18,526
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	863	863
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	14,258	14,253
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	9,575	8,416
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	686	625
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,987	4,652
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	87	87
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	542	546
Right of use assets [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,606	$ 2,471